SCHEDULE OF INTEREST EXPENSE ON THE COMPANY'S BANK BORROWINGS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest on lease liabilities– continuing operations	$ 113	$ 105	$ 147
Interest on lease liabilities - discontinued operations (Note 25)				41
Interest expense on convertible note	$ 1,072	$ 782	$ 1,093	$ 138